Material Contingencies and Commitments	3 Months Ended	12 Months Ended
	Nov. 30, 2014	Aug. 31, 2014
Notes to Financial Statements
Material Contingencies and Commitments

Panex has no material contingencies or long-term commitments.

While Panex has raised capital to meet its working capital and financing needs in the past, additional financing is required in order to fully complete its plan of operation and launch its business operations. Panex is seeking financing in the form of equity in order to provide the necessary working capital. Panex currently has no commitments for financing. There are no assurances Panex will be completely successful in raising the funds required.

Panex has no material contingencies or long-term commitments.

While Panex has raised capital to meet its working capital and financing needs in the past, additional financing is required in order to fully complete its plan of operation and launch its business operations.  Panex is seeking financing in the form of equity in order to provide the necessary working capital.  Panex currently has no commitments for financing.  There are no assurances Panex will be completely successful in raising the funds required.